UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7893

Legg Mason Partners Variable Portfolios V

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios V
Legg Mason Partners Variable Small Cap Growth
Opportunities Portfolio

FORM N-Q
MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 11.4%
Hotels, Restaurants & Leisure — 4.3%
22,400	CKE Restaurants Inc.	$389,760
10,857	Ctrip.com International Ltd., ADR *	897,874
9,400	PF Chang's China Bistro Inc. *	463,326
11,685	Station Casinos Inc.	927,438
19,500	Steak 'n Shake Co. *	411,450

	Total Hotels, Restaurants & Leisure	3,089,848

Household Durables — 0.8%
37,700	Tempur-Pedic International Inc. *	533,455

Leisure Equipment & Products — 1.2%
21,030	Marvel Entertainment Inc. *	423,124
9,400	SCP Pool Corp.	440,954

	Total Leisure Equipment & Products	864,078

Media — 2.3%
25,200	R.H. Donnelley Corp. *	1,467,396
8,400	Regal Entertainment Group, Class A Shares	158,004

	Total Media	1,625,400

Specialty Retail — 2.3%
5,000	Abercrombie & Fitch Co., Class A Shares	291,500
15,350	Men's Wearhouse Inc.	551,679
39,100	Pier 1 Imports Inc.	453,951
23,310	West Marine Inc. *	349,883

	Total Specialty Retail	1,647,013

Textiles, Apparel & Luxury Goods — 0.5%
11,700	K-Swiss Inc., Class A Shares	352,638

	TOTAL CONSUMER DISCRETIONARY	8,112,432

CONSUMER STAPLES — 2.3%
Food & Staples Retailing — 0.7%
13,400	United Natural Foods Inc. *	468,598

Food Products — 0.1%
4,200	Reddy Ice Holdings Inc.	93,282

Household Products — 0.6%
20,900	Spectrum Brands Inc. *	453,948

Personal Products — 0.9%
36,100	Nu Skin Enterprises Inc., Class A Shares	632,833

	TOTAL CONSUMER STAPLES	1,648,661

ENERGY — 5.0%
Energy Equipment & Services — 3.3%
3,640	Atwood Oceanics Inc. *	367,676
9,750	CARBO Ceramics Inc.	554,873
65,440	Key Energy Services Inc. *	997,960
9,607	Todco, Class A Shares *	378,612

	Total Energy Equipment & Services	2,299,121

Oil, Gas & Consumable Fuels — 1.7%
8,200	Cheniere Energy Inc. *	332,674
7,900	OPTI Canada Inc. *	299,788
21,650	Range Resources Corp.	591,262

	Total Oil, Gas & Consumable Fuels	1,223,724

	TOTAL ENERGY	3,522,845

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

FINANCIALS — 6.9%
Capital Markets — 1.0%
6,455	Affiliated Managers Group Inc. *	$688,167

Commercial Banks — 2.6%
14,250	Cullen/Frost Bankers Inc.	765,937
14,610	East-West Bancorp Inc.	563,216
9,430	Westamerica Bancorporation	489,606

	Total Commercial Banks	1,818,759

Insurance — 0.6%
27,500	Universal American Financial Corp. *	423,500

Real Estate — 2.7%
4,569	Alexandria Real Estate Equities Inc.	435,563
4,240	BioMed Realty Trust Inc.	125,674
7,112	Cousins Properties Inc.	237,754
7,200	Global Signal Inc.	354,240
5,650	Gramercy Capital Corp.	140,854
11,585	PS Business Parks Inc.	647,833

	Total Real Estate	1,941,918

	TOTAL FINANCIALS	4,872,344

HEALTH CARE — 17.6%
Biotechnology — 9.5%
37,100	Abgenix Inc. *	834,750
5,600	Alexion Pharmaceuticals Inc. *	198,352
18,400	Arena Pharmaceuticals Inc. *	333,224
30,200	CV Therapeutics Inc. *	666,816
37,040	InterMune Inc. *	686,722
53,000	Nektar Therapeutics *	1,080,140
38,600	NPS Pharmaceuticals Inc. *	329,644
161,900	Oscient Pharmaceuticals Corp. *	323,800
87,700	Panacos Pharmaceuticals Inc.com *	663,012
29,800	PDL Biopherma Inc. *	977,440
25,700	Tanox Inc. *	499,094
3,500	Vertex Pharmaceuticals Inc. *	128,065

	Total Biotechnology	6,721,059

Health Care Equipment & Supplies — 3.3%
11,703	Advanced Medical Optics Inc. *	545,828
6,300	Cooper Cos. Inc.	340,389
37,170	DJ Orthopedics Inc. *	1,477,879

	Total Health Care Equipment & Supplies	2,364,096

Health Care Providers & Services — 3.0%
19,300	Health Net Inc. *	980,826
11,300	LifePoint Hospitals Inc. *	351,430
9,700	Manor Care Inc.	430,195
8,300	WellCare Health Plans Inc. *	377,152

	Total Health Care Providers & Services	2,139,603

Pharmaceuticals — 1.8%
22,300	Andrx Corp. *	529,402
21,650	AVANIR Pharmaceuticals, Class A *	316,523
12,600	Endo Pharmaceuticals Holdings, Inc. *	413,406

	Total Pharmaceuticals	1,259,331

	TOTAL HEALTH CARE	12,484,089

INDUSTRIALS — 9.0%
Aerospace & Defense — 0.7%
10,300	Aviall, Inc. *	392,224

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Aerospace & Defense (continued)
6,300	Orbital Sciences Corp. *	$99,666

	Total Aerospace & Defense	491,890

Building Products — 1.4%
10,300	ElkCorp	347,625
10,800	NCI Building Systems, Inc. *	645,516

	Total Building Products	993,141

Commercial Services & Supplies — 2.1%
15,900	Herman Miller Inc.	515,319
13,700	IHS Inc., Class A Shares *	374,695
32,000	Steelcase Inc., Class A Shares	576,000

	Total Commercial Services & Supplies	1,466,014

Machinery — 2.0%
15,200	IDEX Corp.	792,984
18,180	Stewart & Stevenson Services Inc.	663,206

	Total Machinery	1,456,190

Trading Companies & Distributors — 2.8%
36,830	MSC Industrial Direct Co. Inc., Class A Shares	1,989,557

	TOTAL INDUSTRIALS	6,396,792

INFORMATION TECHNOLOGY — 33.5%
Communications Equipment — 4.7%
33,300	ADC Telecommunications Inc. *	852,147
33,800	China GrenTech Corp. Ltd. ADR *	577,980
58,400	ECI Telecom Ltd. *	661,672
136,000	Extreme Networks Inc. *	682,720
7,600	MasTec Inc. *	107,692
24,400	NETGEAR Inc. *	463,844

	Total Communications Equipment	3,346,055

Computers & Peripherals — 2.5%
8,000	Avid Technology Inc. *	347,680
50,490	Electronics for Imaging Inc. *	1,412,205

	Total Computers & Peripherals	1,759,885

Electronic Equipment & Instruments — 1.6%
42,900	Dolby Laboratories Inc., Class A Shares *	896,610
4,100	Mettler-Toledo International Inc. *	247,394

	Total Electronic Equipment & Instruments	1,144,004

Internet Software & Services — 12.0%
14,700	AsiaInfo Holdings Inc. *	73,500
67,180	Digitas Inc. *	967,392
21,600	Jupitermedia Corp. *	388,368
42,400	Openwave Systems Inc. *	914,992
160,800	RealNetworks Inc. *	1,326,600
45,300	SINA Corp. *	1,263,870
99,000	SkillSoft PLC, ADR *	518,760
65,300	Sohu.com Inc. *	1,742,857
16,200	Tom Online Inc., ADR *	412,128
21,000	ValueClick Inc. *	355,320
16,100	WebEx Communications Inc. *	542,087

	Total Internet Software & Services	8,505,874

IT Services — 2.4%
23,700	MoneyGram International, Inc.	728,064
54,800	Sapient Corp. *	418,124
21,000	Wright Express Corp. *	589,050

	Total IT Services	1,735,238

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 5.6%
10,400	Cymer Inc. *	$472,576
27,300	Himax Technologies Inc. ADR *	238,875
16,400	PortalPlayer Inc. *	364,572
94,500	RF Micro Devices Inc. *	817,425
20,200	Tessera Technologies Inc. *	648,016
496,750	Zarlink Semiconductor Inc. *	1,465,413

	Total Semiconductors & Semiconductor Equipment	4,006,877

Software — 4.7%
19,300	Kongzhong Corp., ADR *	254,953
13,700	MICROS Systems Inc. *	631,159
9,600	Salesforce.com Inc. *	348,768
49,600	Take-Two Interactive Software, Inc. *	925,536
78,779	TIBCO Software Inc. *	658,592
42,400	Wind River Systems Inc. *	527,880

	Total Software	3,346,888

	TOTAL INFORMATION TECHNOLOGY	23,844,821

MATERIALS — 5.4%
Chemicals — 3.7%
8,430	Cytec Industries Inc.	505,884
14,810	Minerals Technologies Inc.	865,052
7,460	Scotts Miracle-Gro Co., Class A Shares	341,370
23,800	Senomyx Inc. *	391,748
19,280	Valspar Corp.	537,333

	Total Chemicals	2,641,387

Metals & Mining — 1.7%
17,230	Apex Silver Mines Ltd. *	409,213
32,960	Compass Minerals International Inc.	823,670

	Total Metals & Mining	1,232,883

	TOTAL MATERIALS	3,874,270

TELECOMMUNICATION SERVICES — 7.5%
Diversified Telecommunication Services — 2.1%
97,140	Cincinnati Bell Inc. *	439,073
46,470	Citizens Communications Co.	616,657
4,260	Commonwealth Telephone Enterprises Inc.	146,757
6,800	PanAmSat Holding Corp.	168,776
8,500	Time Warner Telecom Inc., Class A Shares *	152,575

	Total Diversified Telecommunication Services	1,523,838

Wireless Telecommunication Services — 5.4%
76,641	American Tower Corp., Class A Shares *	2,323,755
74,800	Dobson Communications Corp., Class A Shares *	599,896
16,600	Nextel Partners Inc., Class A Shares *	470,112
31,182	WiderThan Co. Ltd., ADR *	412,226

	Total Wireless Telecommunication Services	3,805,989

	TOTAL TELECOMMUNICATION SERVICES	5,329,827

UTILITIES — 0.8%
Electric Utilities — 0.8%
21,600	ITC Holdings Corp.	567,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE
AMOUNT	SECURITY	VALUE

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $56,850,288)	$70,653,081

SHORT-TERM INVESTMENT — 1.7%
Repurchase Agreement — 1.7%
$ 1,226,000	Interest in $502,414,000 joint tri-party repurchase agreement dated 3/31/06
	with Greenwich Capital Markets Inc., 4.800% due 4/3/06; Proceeds at
	maturity - $1,226,490; (Fully collateralized by various U.S. government
	agency obligations, 3.290% to 6.653% due 7/1/17 to 3/1/36; Market value
	- $1,250,525 (Cost — $1,226,000)	1,226,000

	TOTAL INVESTMENTS — 101.1% (Cost — $58,076,288#)	71,879,081
	Liabilities in Excess of Other Assets — (1.1)%	(780,962)

	TOTAL NET ASSETS — 100.0%	$71,098,119

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Small Cap Opportunities Portfolio (“the Fund”), is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios V (“the Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. Prior to May 1, 2006, the Fund was named Smith Barney Small Cap Opportunity Portfolio and the Trust was named Variable Annuity Portfolio.

The Fund is offered exclusively for the use of certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,967,013
Gross unrealized depreciation	(1,164,220)

Net unrealized appreciation	$13,802,793

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios V

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 30, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: May 30, 2006